Forfeitures	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Forfeitures
8.	Forfeitures
At December 31, 2025 and 2024, forfeited nonvested accounts totaled $991,735 and $894,090, respectively. In addition, forfeitures accounts are used to reduce future Company contributions including basic and match. During 2025 and 2024, Company contributions were reduced by $2,819,869 and $2,193,262, respectively, from forfeited nonvested accounts.